BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding	20,106,823	19,848,325
Temporary Equity, Redemption Price Per Share	$ 10.10	$ 10.10
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	693,177	951,675
Common Stock, Shares, Outstanding	693,177	951,675
Temporary Equity, Shares Outstanding	20,106,823	19,848,325
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares, Issued	5,200,000	5,200,000
Common Stock, Shares, Outstanding	5,200,000	5,200,000